Loans and Borrowings	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Loans and Borrowings	LOANS AND BORROWINGS
Accounting policies
Financial liabilities are initially recognized at fair value, net of directly attributable transaction costs, and are subsequently measured at amortized cost using the effective interest rate method.
The Group derecognizes financial liabilities when the contractual obligations are discharged, cancelled or expire.
The bonds convertible or exchangeable into new or existing shares (OCEANEs—see Note 20.1 "Breakdown of convertible loan") are recognized as follows: in accordance with IAS 32, Financial Instruments—Presentation, if a financial instrument has different components and the characteristics indicate that some should be classified as liabilities and others as equity, the issuer must recognize the different components separately.
The liability component is measured, at the date of issuance, at its fair value on the basis of future contractual cash flows discounted at market rates (taking into consideration the issuer's credit risk) of a debt having similar characteristics but without the conversion option.
The value of the conversion option is measured by the difference between the bond's issue price and the fair value of the liability component. After deduction of the pro rata portion of expenses related to the transaction, this amount is recognized in the line item "Share premium" under shareholders' equity and is subject to a calculation of deferred tax according to IAS 12.28.
The liability component (after deduction of the pro rata portion of the transaction expenses attributed to the liability and the conversion option) is measured at amortized cost. A non-monetary interest expense, recorded in net loss is calculated using an effective interest rate to progressively bring the debt component up to the amount which will be repaid (or converted) at maturity. A deferred tax liability is calculated on the basis of this amount. The shareholders' equity component is not remeasured.
Breakdown of convertible loan
Introduction
On October 16, 2017, the Company issued 6,081,081 OCEANEs at par with a nominal unit value of €29.60 per bond for an aggregate nominal amount of €180 million. The original terms and conditions are summarized below:

At origin (10/16/2017) :
Number of bonds	6,081,081
Nominal amount of the loan	179,999,997.60€
Nominal unit value of the bonds	29.60€
Conversion / exchange premium	30%
To GENFIT's reference share price :
22.77€
Annual nominal interest rate	3.5%
Payable semi-annually in arrears
Annual nominal interest rate	7.2%
Offering	10/16/2017
At par
Redemption	10/16/2022
Redemption prior to maturity at the option of the Company from
11/6/2020
if the arithmetic volume-weighted average price of
GENFIT's listed share price and the then prevailing conversion ratio over a
20
trading period exceeds
150%
of the nominal value of the OCEANEs.
2021 activity, buyback and amendment of terms
On November 23, 2020, GENFIT proposed to all OCEANEs bondholders a renegotiation offer involving two interdependent components:
•A partial buyback of the outstanding OCEANEs for a maximum amount of 3,048,780 OCEANEs at €16.40 per bond; and
•An amendment of the terms of the remaining OCEANEs allowing to extend their maturity (by 3 years) and increase the conversion ratio (to 5.5 ordinary shares per bond).
The completion of these commitments for partial repurchase, made in late 2020, remained entirely subject to approval of the new terms of the OCEANEs, by both the Shareholders’ and Bondholders’ Meetings, which on January 25, 2021, approved this renegotiation offer. Following the shareholders’ and bondholders’ decisions, GENFIT completed the partial buyback of 2,895,260 OCEANEs at a price of €16.40 (including accrued interest of €0.30) for a total buyback cost of €47.48 million. The settlement operations occurred on January 29, 2021. The repurchased OCEANEs were then cancelled by GENFIT.
For the non-cancelled, renegotiated OCEANEs (“OCEANEs 2022”) (i.e. 3,185,821 remaining OCEANEs), the maturity is extended to October 16, 2025 and the conversion ratio changed from 1 OCEANE for 1 share to 1 OCEANE for 5.5 shares. The nominal amount and the payout value of the remaining OCEANEs remains unchanged at €29.60 per bond.
This renegotiation operation of the OCEANEs has been recognized in the consolidated accounts for the half-year ended June 30, 2021, as:
•the derecognition of the full initial OCEANEs as of January 25, 2021 against a payment of €47.48 million, and
•the issuance of 3,185,821 new amended OCEANEs.
As the conversion option for the new OCEANEs (2025 maturity) fits the definition of an equity instrument under IAS 32 (Financial Instruments: Presentation), the components of this new OCEANEs (debt vs. equity) has been recognized separately on January 25, 2021, in accordance with the accounting rules and methods presented in this note.
The obligation and option components have been valued separately. The option component has been valued using a traditional binomial model.
The hypotheses considered to calculate the fair value of these new OCEANEs are the following:
•credit spread in the 874/976 bps interval;
•volatility: first level: 30% second level: 35%; and
•no-risk rate: 5-year Euros swap equals -0.45%.
On this basis, at January 25, 2021, the fair value of a new amended OCEANEs has been estimated at €27.80, of which a debt component of €24.12 and a €3.68 component that has been recognized in equity.
2021 accounting impacts of the debt renegotiation
On January 25, 2021 an amount of €94.8 million was derecognized and an amount of €76.8 million was recognized for the amended obligations, in exchange of:
•An increase in equity of €11.7 million before deferred taxes (corresponding to the recognition of the value of the conversion option of the amended OCEANEs);
•The payment of €47.5 million for the OCEANEs partial buyback; and
•The recognition of a financial gain (buyback bonus) of €35.6 million before tax.
2021 accounting impacts of the conversions completed following the debt renegotiation
Following the implementation of the partial buyback operation and the approval of the amendment of the terms of the OCEANEs:
•552,238 of the new OCEANEs were subject to a request for share conversion in January 2021. On February 4, 2021, as a result of these conversion requests, a capital increase of €759,327.25 has been recognized, corresponding to the creation of 3,037,309 new shares. This conversion of 552,238 new OCEANEs resulted in a reduction in financial debt for the Group of €13.32 million.
•483,330 of the new OCEANEs were subject to a request for share conversion in February 2021. On March 2, 2021, as a result of these conversion requests, a capital increase of €664,578.75 has been recognized, corresponding to the creation of 2,658,312 new shares. This conversion of 483,330 new OCEANEs resulted in a reduction in financial debt for the Group of €11.66 million.
•216,591 of the new OCEANEs were subject to a request for share conversion in March 2021. On April 6, 2021, as a result of these conversion requests, a capital increase of €297,812.50 has been recognized, corresponding to the creation of 1,191,250 new shares. This conversion of 216,591 new OCEANEs resulted in a reduction in financial debt for the Group of €5.2 million.
•10,000 of the new OCEANEs were subject to a request for share conversion in August 2021. On September 1, 2021, as a result of these conversion requests, a capital increase of €13,750 has been recognized, corresponding to the creation of 55,000 new shares. This conversion of 10,000 new OCEANEs resulted in a reduction in financial debt for the Group of €0.2 million.
The potential issuance of new shares upon conversion requests of the outstanding OCEANEs would represent 21.24% of the share capital of the Company at December 31, 2021 (representing a 17.52% dilution if all OCEANEs were converted).
All fees and commission paid in relation to this operation have been directly recognized as operating expenses. The fees disbursed have been recognized in the financial statements for a total of €745 in 2020 and €2,303 in 2021.
Updated balances after renegotiation
Following the renegotiation, and as of December 31, 2021 and 2022, number of bonds, nominal amount, nominal unit value and effective interest rate are as follows:

After OCEANEs buyback :
Number of bonds	3,185,821
Nominal amount of the loan	94,300,301.60€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 31/12/2021 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 31/12/2022 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
Final reimbursement is scheduled for October 16, 2025.
The potential issuance of new shares upon conversion requests of the outstanding OCEANEs would represent 21.29% of the share capital of the Company at December 31, 2022 (representing a 17.5% dilution if all OCEANEs were converted).
Conversion terms
There are no specific terms that need to be met for a holder of OCEANEs to convert their debt into GENFIT shares.
Deferred taxes
Deferred tax assets and deferred tax liabilities recognized on the balance sheet as of December 31, 2021 and 2022 related to the OCEANEs are disclosed in Note 11.2 "Deferred tax assets and liabilities".
Current and non current balances

Convertible loans - Total	As of
(in € thousands)	2021/12/31	2022/12/31
Convertible loans	48,097	50,276
TOTAL	48,097	50,276

Convertible loans - Current	As of
(in € thousands)	2021/12/31	2022/12/31
Convertible loans	415	415
TOTAL	415	415

Convertible loans - Non current	As of
(in € thousands)	2021/12/31	2022/12/31
Convertible loans	47,682	49,861
TOTAL	47,682	49,861
Breakdown of other loans and borrowings
Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2021/12/31	2022/12/31
Refundable and conditional advances	3,229	3,229
Bank loans	15,824	15,196
Obligations under leases	7,069	6,559
Accrued interests	16	14
Other financial loans and borrowings	—	—
TOTAL	26,138	24,999

Other loans and borrowings - Current	As of
(in € thousands)	2021/12/31	2022/12/31
Refundable and conditional advances	—	—
Bank loans	667	3,619
Obligations under leases	1,089	1,032
Accrued interests	16	14
Other financial loans and borrowings	—	—
TOTAL	1,773	4,665

Other loans and borrowings - Non current	As of
(in € thousands)	2021/12/31	2022/12/31
Refundable and conditional advances	3,229	3,229
Bank loans	15,156	11,578
Obligations under leases	5,980	5,527
Accrued interests	—	—
Other financial loans and borrowings	—	—
TOTAL	24,365	20,334
20.2.1.Refundable and conditional advances
The following table summarizes advances outstanding at December 31, 2022 and 2021.

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2022/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2021/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

BPI FRANCE IT-DIAB
On December 23, 2008, the Group received an advance from Bpifrance (the BPI France IT-DIAB) as part of a framework innovation aid agreement involving several scientific partners and for which the Group was the lead partner. The contribution expected at each stage by each of the partners in respect of work carried out and results achieved is defined in the framework agreement. With respect to the Group, the aid consisted of a €3,229 conditional advance and a €3,947 non-repayable government grant.

The conditional advance is not refundable except in the event of success. The program ended on December 31, 2014. In the event of success, defined as the commercial spin-offs of the IT-Diab program which involves products for the treatment or diagnosis of type 2 diabetes, in that case, the financial returns generated will be used initially to repay the €3,229 conditional advance and the agreement stipulates that the conditional advance will be regarded as repaid in full when the total payments made in this regards by the recipient, discounted at the rate of 5.19%, equal the total amount, discounted at the same rate, of the aid paid. Any further amounts will be classified as additional payments, up to a maximum amount of €14,800.

As provided in the project assistance contract, we sent a letter to Bpifrance in December 2019 in order to notify it of our Labcorp and Terns Pharmaceuticals contracts while indicating that elafibranor was now aimed at treating hepatic diseases and no longer type 2 diabetes as provided for in the aid agreement. We proposed to Bpifrance to establish a statement of abandonment of the IT-DIAB project on which the above advance is based. Following this letter, the parties met in March 2020 for the presentation of our arguments, and in June 2020 following the publication of the results of the RESOLVE-IT study, and a new letter was sent in November 2020. In this context, we are awaiting a proposal from Bpifrance on new financial terms related to this situation and a draft amendment to the repayable advance agreement. Until we receive a response from Bpifrance, we consider that the fair value of this liability corresponds to the amount paid by Bpifrance.
20.2.2.Bank loans
Introduction
In the context of the COVID-19 pandemic, the Company secured:
•A State-Guaranteed Loan (or "Prêt Garanti par l'Etat (PGE) Bancaire") for an amount of €11,000 (€10,919 net of fees), granted on June 24, 2021 by a syndicate of four French banks and paid out on June 29, 2021, 90% guaranteed by the French government with an initial term of one year with repayment options up to six years;
◦In the loan table below, this includes instruments "CDN PGE," "CIC PGE," "BNP PGE," and "NATIXIS PGE."
•A State-Guaranteed Loan (or "Prêt Garanti par l'Etat (PGE) Bpifrance") for an amount of €2,000 (€1,985 net of fees) granted on July 20, 2021 by BPI France and paid out on July 23, 2021, 90% guaranteed by the French government with an initial term of one year with repayment options up to six years;
◦In the loan table below this is represented by line "BPI PGE."
•A Subsidized Loan (or "BPI Prêt Taux Bonifié") for an amount of €2,250 (€2,250 net of fees) granted on November 23, 2021 by BPI France and paid out on November 26, 2021, with an initial term of six years.
◦In the loan table below this is represented by line "BPI PRÊT TAUX BONIFIE."
Accounting Treatment
The company has determined after analysis under IFRS that the subsidized loan should be treated in the same manner as the PGEs and that the review pursuant to IAS20 should not apply, in light of the facts, notably, that this subsidized loan:
•Constitutes Government Assistance under the "Umbrella" Scheme Notified by the French Government to the European Commission under the following references: State Aid SA.56985 (2020/N) - France - COVID-19: Temporary Framework to support companies;
•Has therefore not been granted to the Company in connection with research expenses on a particular project or investment;
•Supports the Company's cash position, similarly to the aforementioned PGEs, negotiated with and granted by Bpifrance in addition to these PGEs.
Conditions and interest rates
In 2022, as we were already planning to do in late 2021, GENFIT requested an extension of both the Bank PGE and the BPI France PGE. Both extensions were granted by the respective counterparties. Regarding the Bank PGE, the loan’s post-extension terms did not result in a revision of the maturity date of 29 June 2025 used at the time of the closing on 31 December 2021 (8 linear quarterly payments between September 29, 2023 and June 29, 2025), nor the amount of the “guarantee premiums” (which increases progressively from 0.25% in the first year to 1% in the third year and beyond). Only the interest rate for the second to fourth years was determined at the time of the extension and is therefore changed in relation to the assumptions used as of 31 December 2021. This annual interest rate is as follows (fixed):
•BNP PGE (loan of €4,900): 0.45%
•Natixis PGE (loan of €3,000): 0.40%
•CIC PGE (loan of €2,200): 0.75%
•CDN PGE (loan of €900): 1.36%
Regarding the BPI France PGE, the extension resulted in a one-year extension of the loan’s maturity compared with the assumption made as of 31 December 2021, i.e. 23 July 2027 (20 linear quarterly payments between October 23, 2022 and July 23, 2027) instead of 23 July 2026, as well as a change in the rate of the “guarantee premium” and a change in the interest rate of the loan. The revised terms from 1 August 2022 are as follows: the interest rate is 2.25% (including 1.00% under the French State guarantee).
Regarding the Subsidized Loan, the terms have remained unchanged since the time of closing in November 2021, providing for a 4-quarter deferment of capital amortization, followed by 20 equal quarterly payments (amortization and interest) between February 28, 2023 and November 30, 2027, at a fixed interest rate of 2.25% per annum
In accordance with the ANC recommendation (Recommendations and observations relating to the recognition of the consequences of COVID-19 in the accounts and positions prepared as from 1 January 2020), the accounting treatment relating to the extension of the two PGEs applied in the Group’s consolidated financial statements as of 30 June 2022 is as follows:
•Bank PGE: in the absence of a revision of the probable maturity, the revision of the interest rate of the non-guaranteed loan was accounted for prospectively as soon as the revised interest rate was known after agreement with the bank. The EIR after taking the extension into account is now as follows:
◦BNP PGE (loan of €4,900): 1.16% per annum
◦Natixis PGE (loan of €3,000): 1.11% per annum
◦CIC PGE (loan of €2,200): 1.46% per annum
◦CDN PGE (loan of €900): 2.08% per annum
For reference, the EIR was 0.75% per annum at December 31, 2021 for all Bank PGE.
• BPI France PGE: in view of the revision of the maturity of the PGE and the revision of the cost of the guarantee, the revision of the flows to be paid results, for the portion corresponding to the revision of the cost of the guarantee, in an increase in the debt in the amount of €44 against earnings, discounting new cash flows at the effective interest rate used for the closing as of 31 December 2021. Only the change in the revised interest rate has been accounted for prospectively. The EIR after taking the extension into account is now 1.65% per annum (1.95% at December 31, 2021).
Balances by loan
Bank loans consisted of the following as of December 31, 2022:

Bank loans	Loan	Facility	Interest	Available As of 2022/12/31	Installments	Outstanding As of 2021/12/31	Outstanding As of 2022/12/31
(in € thousands)	date	size	rate
CDN 3	April 2016	500	0.72%	—	60 monthly	—	—
CDN 4	June 2017	600	0.36%	—	48 monthly	—	—
CDN 5	November 2018	500	0.46%	—	48 monthly	115	—
CIC 4	December 2016	265	0.69%	—	60 monthly	4	—
CIC 5	July 2017	1,000	0.69%	—	60 monthly	152	—
BNP 2	June 2016	500	0.80%	—	20 quarterly	—	—
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	105	—
BNP 4	April 2017	800	0.87%	—	60 monthly	217	54
AUTRES	-	—	—%	—	0	20	17
CDN PGE	June 2021	900	1.36%	—	8 quarterly	900	900
CIC PGE	June 2021	2,200	0.75%	—	8 quarterly	2,200	2,200
BNP PGE	June 2021	4,900	0.45%	—	8 quarterly	4,900	4,900
NATIXIS PGE	June 2021	3,000	0.40%	—	8 quarterly	3,000	3,000
BPI PGE	July 2021	2,000	2.25%	—	16 quarterly	2,000	1,900
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quarterly	2,250	2,250
TOTAL		20,465		—		15,864	15,221
Maturities of financial liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2022-12-31	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	50,276	415	—	49,861	—	—	—
Bank loans	15,196	3,619	6,339	3,601	867	771	—
Leases	6,559	1,032	1,011	1,022	1,034	1,046	1,414
Accrued interests	14	14	—	—	—	—	—
TOTAL - Other loans and borrowings	72,046	5,080	7,350	54,485	1,901	1,817	1,414
TOTAL	75,275	5,080	7,350	54,485	1,901	1,817	4,643
Based on the nominal amount of €50,276 at December 31, 2022, the convertible bond results in the payment of yearly interest of €1,993 (payable in two biannual installments). Its repayment is due on October 16, 2025.